Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Communication Services-7.92%
Altice USA, Inc., Class A(b)	553,695	$19,694,931
AMC Networks, Inc., Class A(b)	43,686	2,158,962
Charter Communications, Inc., Class A(b)	74,815	45,454,602
Discovery, Inc., Class A(b)	235,600	9,758,552
MSG Networks, Inc., Class A(b)	63,808	1,101,964
Sinclair Broadcast Group, Inc., Class A	72,314	2,278,614
		80,447,625
Consumer Discretionary-10.83%
American Eagle Outfitters, Inc.	195	4,425
Bally’s Corp.	44,745	2,348,218
Bed Bath & Beyond, Inc.(c)	326	11,518
Caleres, Inc.	55,655	840,947
Carriage Services, Inc.	44	1,457
Cato Corp. (The), Class A	31,083	353,414
Citi Trends, Inc.	14,886	878,274
Conn’s, Inc.(b)	194	3,052
Dick’s Sporting Goods, Inc.	105	7,036
Dillard’s, Inc., Class A(c)	26,410	2,319,062
eBay, Inc.	984,950	55,659,524
El Pollo Loco Holdings, Inc.(b)	12	244
Ethan Allen Interiors, Inc.	36,783	869,918
Fiesta Restaurant Group, Inc.(b)	38,057	573,138
Flexsteel Industries, Inc.	10,742	366,517
GameStop Corp., Class A(b)(c)	248	80,600
Gentherm, Inc.(b)	138	8,454
Graham Holdings Co., Class B	5,935	3,371,733
H&R Block, Inc.	269,297	4,639,987
Haverty Furniture Cos., Inc.	24,519	801,526
Hibbett Sports, Inc.(b)	111	6,266
Kirkland’s, Inc.(b)(c)	316	8,045
MarineMax, Inc.(b)	70	2,928
Murphy USA, Inc.	41,944	5,224,964
Qurate Retail, Inc., Class A	309	3,893
RH(b)	122	57,994
Service Corp. International	253,624	12,790,258
Shoe Carnival, Inc.	311	14,614
Sleep Number Corp.(b)	151	16,269
Stamps.com, Inc.(b)	263	60,046
Toll Brothers, Inc.	183,289	9,366,068
Tri Pointe Homes, Inc.(b)	186,206	3,761,361
Wyndham Destinations, Inc.	126,063	5,577,027
		110,028,777
Consumer Staples-2.77%
Herbalife Nutrition Ltd.(b)	193,240	9,847,510
Nu Skin Enterprises, Inc., Class A	74,924	4,335,852
Post Holdings, Inc.(b)	96,726	9,174,461
Spectrum Brands Holdings, Inc.	63,254	4,780,105
Sprouts Farmers Market, Inc.(b)	243	5,504
USANA Health Sciences, Inc.(b)	281	23,256
		28,166,688
Energy-0.91%
Antero Midstream Corp.	699,808	5,668,445
Antero Resources Corp.(b)	394,468	2,737,608
Dorian LPG Ltd.(b)	74,705	865,831
Green Plains, Inc.(b)	53	1,018
Southwestern Energy Co.(b)	7	26
US Silica Holdings, Inc.	20	163
		9,273,091
	Shares	Value
Financials-26.05%
Affiliated Managers Group, Inc.	66,600	$7,338,654
Allstate Corp. (The)	446,437	47,849,118
Ameriprise Financial, Inc.	173,217	34,274,448
Apollo Commercial Real Estate Finance, Inc.	205,986	2,302,923
Assured Guaranty Ltd.	118,641	4,241,416
Atlantic Capital Bancshares, Inc.(b)	30,509	545,806
B. Riley Financial, Inc.	37,339	1,799,740
Brighthouse Financial, Inc.(b)	131,411	4,646,693
Brightsphere Investment Group, Inc.	117,289	2,149,907
Carver Bancorp, Inc.(b)	4,411	36,126
CNO Financial Group, Inc.	204,060	4,328,113
Cowen, Inc., Class A	39,008	981,051
Credit Acceptance Corp.(b)	25,913	9,996,458
Diamond Hill Investment Group, Inc.	4,644	688,380
Elevate Credit, Inc.(b)	55,896	239,235
Employers Holdings, Inc.	42,609	1,299,574
Equitable Holdings, Inc.	652,891	16,178,639
First Citizens BancShares, Inc., Class A	12,937	7,710,323
Flagstar Bancorp, Inc.	77,176	3,306,992
Hanover Insurance Group, Inc. (The)	54,695	6,151,547
HomeStreet, Inc.	31,989	1,164,400
Jefferies Financial Group, Inc.	375,033	8,757,020
LendingClub Corp.(b)	114,862	1,246,253
Loews Corp.	403,572	18,277,776
MBIA, Inc.(b)	79,178	486,153
Meta Financial Group, Inc.	47,893	1,850,107
Midland States Bancorp, Inc.	32,993	606,741
Navient Corp.	273,499	3,078,231
PCSB Financial Corp.	24,105	355,187
PennyMac Financial Services, Inc.	106,364	6,169,112
Popular, Inc.	123,700	7,019,975
Santander Consumer USA Holdings, Inc.	449,377	9,931,232
SLM Corp.	550,929	7,646,894
Synchrony Financial	857,131	28,842,458
Universal Insurance Holdings, Inc.	46,005	616,007
Voya Financial, Inc.	185,388	10,281,618
Waddell & Reed Financial, Inc., Class A	248	6,272
Waterstone Financial, Inc.	36,943	682,337
World Acceptance Corp.(b)(c)	10,091	1,447,251
		264,530,167
Health Care-14.77%
Allscripts Healthcare Solutions, Inc.(b)	273	4,504
Biogen, Inc.(b)	202,131	57,124,242
DaVita, Inc.(b)	164,440	19,300,323
Eli Lilly and Co.	135	28,076
Halozyme Therapeutics, Inc.(b)	198,478	9,445,568
Ligand Pharmaceuticals, Inc.(b)(c)	23,611	4,376,299
McKesson Corp.	235,743	41,130,081
Molina Healthcare, Inc.(b)	87,065	18,597,955
		150,007,048
Industrials-10.42%
Acuity Brands, Inc.	54,084	6,503,060
Allison Transmission Holdings, Inc.	165,425	6,732,798
Avis Budget Group, Inc.(b)	102,310	4,229,495
Carlisle Cos., Inc.	78,160	11,327,729
Covenant Logistics Group, Inc., Class A(b)	21,706	327,544
FTI Consulting, Inc.(b)	52,359	5,757,919
GrafTech International Ltd.	392,290	3,805,213
Kansas City Southern	137,427	27,852,330
Masco Corp.	384,196	20,865,685
Meritor, Inc.(b)	106,169	2,740,222
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Moog, Inc., Class A	43,730	$3,230,335
Pitney Bowes, Inc.	220	2,055
Primoris Services Corp.	70,616	2,055,279
Rush Enterprises, Inc., Class A	178	7,474
Trinity Industries, Inc.	167,614	4,661,345
Triton International Ltd. (Bermuda)	100,730	4,667,828
TrueBlue, Inc.(b)	52,082	968,204
United Rentals, Inc.(b)	119	28,918
WESCO International, Inc.(b)	297	22,605
		105,786,038
Information Technology-23.92%
Apple, Inc.	159	20,982
Arrow Electronics, Inc.(b)	110,916	10,828,729
Avaya Holdings Corp.(b)	122,437	2,722,999
Citrix Systems, Inc.	180,772	24,098,715
Fortinet, Inc.(b)	238,338	34,499,426
HP, Inc.	1,893,461	46,086,841
Immersion Corp.(b)	39,549	500,295
Intel Corp.	993,451	55,146,465
j2 Global, Inc.(b)	66,939	6,870,619
Kulicke & Soffa Industries, Inc. (Singapore)	300	10,701
Lam Research Corp.	30	14,519
LiveRamp Holdings, Inc.(b)	240	18,170
MicroStrategy, Inc., Class A(b)(c)	10,649	6,573,734
Oracle Corp.	765,091	46,234,449
Plexus Corp.(b)	97	7,461
Qorvo, Inc.(b)	62	10,595
QUALCOMM, Inc.	87	13,596
Sanmina Corp.(b)	95,530	2,970,983
Teradyne, Inc.	180	20,426
Ubiquiti, Inc.	323	99,481
Xerox Holdings Corp.	291,271	6,125,429
		242,874,615
Materials-1.31%
Cleveland-Cliffs, Inc.	152	2,332
Graphic Packaging Holding Co.	397,567	6,225,899
Louisiana-Pacific Corp.	160,511	6,101,023
Resolute Forest Products, Inc.(b)	119,709	975,628
Worthington Industries, Inc.	153	8,008
		13,312,890
	Shares	Value
Real Estate-0.75%
City Office REIT, Inc.	63,716	$600,205
SL Green Realty Corp.	103,526	6,985,934
		7,586,139
Utilities-0.06%
Star Group L.P.	60,882	582,032
Total Common Stocks & Other Equity Interests (Cost $994,772,543)		1,012,595,110
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $346,183)	346,183	346,183
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $995,118,726)		1,012,941,293
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.59%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,873,917	1,873,917
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,079,860	4,081,492
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,955,409)		5,955,409
TOTAL INVESTMENTS IN SECURITIES-100.33% (Cost $1,001,074,135)		1,018,896,702
OTHER ASSETS LESS LIABILITIES-(0.33)%		(3,359,538)
NET ASSETS-100.00%		$1,015,537,164

See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,798,397	$(8,452,214)	$-	$-	$346,183	$74
Invesco Premier U.S. Government Money Portfolio, Institutional Class	1,204,318	11,384,578	(12,588,896)	-	-	-	287
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,343,615	32,698,108	(38,167,806)	-	-	1,873,917	815*
Invesco Private Prime Fund	-	18,878,018	(14,797,100)	-	574	4,081,492	1,491*
Total	$8,547,933	$71,759,101	$(74,006,016)	$-	$574	$6,301,592	$2,667

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-6.13%
AT&T, Inc.	339,363	$9,715,963
Comcast Corp., Class A	217,418	10,777,410
John Wiley & Sons, Inc., Class A	2,198	100,251
Omnicom Group, Inc.	10,187	635,465
Telephone & Data Systems, Inc.	5,070	95,063
Verizon Communications, Inc.	197,022	10,786,954
		32,111,106
Consumer Discretionary-8.54%
Best Buy Co., Inc.	12,335	1,342,295
Genuine Parts Co.	6,835	641,670
Hasbro, Inc.	6,508	610,581
Home Depot, Inc. (The)	51,225	13,872,754
Leggett & Platt, Inc.	6,305	258,505
Lowe’s Cos., Inc.	34,921	5,826,569
McDonald’s Corp.	35,409	7,359,407
Monro, Inc.	1,584	92,616
NIKE, Inc., Class B	59,765	7,984,006
PetMed Express, Inc.(b)	997	38,085
Polaris, Inc.	2,947	343,826
Target Corp.	23,815	4,314,564
VF Corp.	18,491	1,421,403
Williams-Sonoma, Inc.	3,672	473,394
Wyndham Destinations, Inc.	4,036	178,553
		44,758,228
Consumer Staples-17.46%
Altria Group, Inc.	88,242	3,624,981
Andersons, Inc. (The)	1,569	36,087
Archer-Daniels-Midland Co.	26,405	1,320,514
Brown-Forman Corp., Class B	14,690	1,052,832
Bunge Ltd.	6,627	433,671
Casey’s General Stores, Inc.	1,747	327,528
Church & Dwight Co., Inc.	11,779	994,501
Clorox Co. (The)	6,013	1,259,483
Coca-Cola Co. (The)	204,654	9,854,090
Colgate-Palmolive Co.	40,708	3,175,224
Costco Wholesale Corp.	20,965	7,388,695
Flowers Foods, Inc.	10,036	230,427
Hershey Co. (The)	6,981	1,015,317
Hormel Foods Corp.	25,648	1,201,865
J&J Snack Foods Corp.	937	143,042
JM Smucker Co. (The)	5,391	627,566
Kellogg Co.	16,321	961,960
Kimberly-Clark Corp.	16,160	2,134,736
Kroger Co. (The)	36,808	1,269,876
Lancaster Colony Corp.	1,324	231,144
McCormick & Co., Inc.	11,790	1,055,677
Nu Skin Enterprises, Inc., Class A	2,383	137,904
PepsiCo, Inc.	65,811	8,987,808
Philip Morris International, Inc.	73,924	5,888,047
Procter & Gamble Co. (The)	117,989	15,127,370
Sysco Corp.	24,202	1,730,685
Tootsie Roll Industries, Inc.(b)	1,856	73,460
Universal Corp.	1,188	54,494
Walgreens Boots Alliance, Inc.	41,102	2,065,375
Walmart, Inc.	134,821	18,941,002
WD-40 Co.	616	187,517
		91,532,878
Energy-3.83%
Chevron Corp.	88,921	7,576,069
	Shares	Value
Energy-(continued)
Enterprise Products Partners L.P.	103,613	$2,096,091
Exxon Mobil Corp.	201,373	9,029,565
Holly Energy Partners L.P.	4,999	72,785
Magellan Midstream Partners L.P.	10,663	474,077
ONEOK, Inc.	21,108	840,732
		20,089,319
Financials-7.24%
1st Source Corp.	1,235	48,597
Aflac, Inc.	33,320	1,505,398
American Equity Investment Life Holding Co.	4,396	128,319
American Financial Group, Inc.	4,163	391,905
Ameriprise Financial, Inc.	5,566	1,101,344
Assurant, Inc.	2,814	381,213
AXIS Capital Holdings Ltd.	3,966	182,039
BancFirst Corp.	1,556	89,672
Bank of Marin Bancorp	614	22,804
Bank OZK	6,161	228,943
BlackRock, Inc.	7,252	5,085,538
BOK Financial Corp.	3,335	246,323
Brown & Brown, Inc.	13,467	580,293
Chubb Ltd.	21,423	3,120,688
Cincinnati Financial Corp.	7,667	644,718
Cohen & Steers, Inc.	2,237	146,524
Comerica, Inc.	6,601	377,577
Commerce Bancshares, Inc.	5,528	369,547
Community Bank System, Inc.	2,579	167,248
Community Trust Bancorp, Inc.	886	32,304
Cullen/Frost Bankers, Inc.(b)	2,999	276,628
Eaton Vance Corp.	5,395	362,220
Erie Indemnity Co., Class A	2,165	526,311
Evercore, Inc., Class A	1,914	208,817
FactSet Research Systems, Inc.	1,795	542,700
First Financial Corp.	618	23,725
First of Long Island Corp. (The)	1,160	19,407
Franklin Resources, Inc.	23,987	630,618
Globe Life, Inc.	4,966	448,877
Hanover Insurance Group, Inc. (The)	1,762	198,172
Horace Mann Educators Corp.	1,950	76,382
International Bancshares Corp.	3,018	114,111
Lazard Ltd., Class A	4,982	205,258
MarketAxess Holdings, Inc.	1,794	970,123
Marsh & McLennan Cos., Inc.	24,104	2,649,271
Mercury General Corp.	2,661	141,060
Moody’s Corp.	8,879	2,364,123
Northwest Bancshares, Inc.	6,092	77,673
Old Republic International Corp.	14,451	261,563
People’s United Financial, Inc.	20,145	275,181
Principal Financial Group, Inc.	13,046	642,776
PROG Holdings, Inc.	3,045	143,663
Prosperity Bancshares, Inc.	4,421	298,152
Prudential Financial, Inc.	18,844	1,475,108
Raymond James Financial, Inc.	6,504	649,945
Reinsurance Group of America, Inc.	3,228	339,101
RenaissanceRe Holdings Ltd. (Bermuda)	2,373	356,994
RLI Corp.	2,114	204,593
S&P Global, Inc.	11,425	3,621,725
SEI Investments Co.	6,848	361,917
Southside Bancshares, Inc.	1,574	49,376
Stock Yards Bancorp, Inc.	1,106	49,991
T. Rowe Price Group, Inc.	10,786	1,687,793
Tompkins Financial Corp.	673	45,004
Travelers Cos., Inc. (The)	11,998	1,635,327
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
UMB Financial Corp.	2,248	$159,541
United Bankshares, Inc.	6,180	195,659
Unum Group	9,677	224,797
W.R. Berkley Corp.	8,448	524,959
Westamerica BanCorp	1,294	72,231
		37,961,866
Health Care-13.79%
Abbott Laboratories	84,197	10,405,907
AmerisourceBergen Corp.	9,704	1,011,157
Atrion Corp.	82	53,421
Becton, Dickinson and Co.	13,736	3,595,947
Bristol-Myers Squibb Co.	107,326	6,593,036
Cardinal Health, Inc.	13,972	750,716
Chemed Corp.	769	398,265
Ensign Group, Inc. (The)	2,611	204,389
Johnson & Johnson	125,258	20,433,338
McKesson Corp.	7,652	1,335,044
Medtronic PLC	64,051	7,130,798
National HealthCare Corp.	692	44,323
Perrigo Co. PLC	6,484	276,867
Stryker Corp.	17,850	3,945,028
UnitedHealth Group, Inc.	45,171	15,068,142
West Pharmaceutical Services, Inc.	3,498	1,047,616
		72,293,994
Industrials-14.26%
3M Co.	27,409	4,814,665
A.O. Smith Corp.	6,436	349,475
ABM Industries, Inc.	3,172	116,539
Applied Industrial Technologies, Inc.	1,830	128,814
Brady Corp., Class A	2,268	104,124
C.H. Robinson Worldwide, Inc.	6,459	552,632
Carlisle Cos., Inc.	2,565	371,745
Caterpillar, Inc.	25,813	4,719,649
Cintas Corp.	4,965	1,579,466
CSX Corp.	36,295	3,112,478
Cummins, Inc.	7,003	1,641,643
Donaldson Co., Inc.	6,029	358,364
Dover Corp.	6,827	795,277
Eaton Corp. PLC	18,961	2,231,710
Emerson Electric Co.	28,365	2,250,763
Expeditors International of Washington, Inc.	8,044	720,099
Fastenal Co.	27,284	1,243,878
FedEx Corp.	12,499	2,941,515
Franklin Electric Co., Inc.	2,165	150,294
General Dynamics Corp.	13,598	1,994,555
Gorman-Rupp Co. (The)	1,259	39,658
Graco, Inc.	7,966	549,176
Healthcare Services Group, Inc.	3,520	114,118
HEICO Corp.	2,608	307,066
Hillenbrand, Inc.	3,536	145,330
Hubbell, Inc.	2,610	406,116
IDEX Corp.	3,578	666,188
Illinois Tool Works, Inc.	15,013	2,915,675
ITT, Inc.	4,143	309,523
J.B. Hunt Transport Services, Inc.	5,012	674,916
L3Harris Technologies, Inc.	9,968	1,709,612
Lennox International, Inc.	1,809	498,361
Lincoln Electric Holdings, Inc.	2,846	325,867
Lindsay Corp.	490	68,517
Lockheed Martin Corp.	13,274	4,271,839
Matthews International Corp., Class A	1,516	46,283
	Shares	Value
Industrials-(continued)
McGrath RentCorp	1,170	$81,654
MSA Safety, Inc.	1,839	287,105
MSC Industrial Direct Co., Inc., Class A	2,146	166,465
Nordson Corp.	2,782	497,950
Northrop Grumman Corp.	7,929	2,272,531
Raytheon Technologies Corp.	72,102	4,811,366
Regal Beloit Corp.	1,913	240,043
Republic Services, Inc.	15,112	1,367,938
Robert Half International, Inc.	5,386	363,555
Rockwell Automation, Inc.	5,485	1,363,187
Rollins, Inc.	23,320	839,986
Roper Technologies, Inc.	4,976	1,955,120
Ryder System, Inc.	2,595	162,421
Snap-on, Inc.	2,609	469,594
Stanley Black & Decker, Inc.	7,636	1,324,770
Tennant Co.	916	62,059
Toro Co. (The)	5,085	479,261
Union Pacific Corp.	32,032	6,325,359
United Parcel Service, Inc., Class B	33,978	5,266,590
W.W. Grainger, Inc.	2,585	941,948
Waste Management, Inc.	20,043	2,231,187
		74,736,019
Information Technology-16.75%
Accenture PLC, Class A	30,170	7,298,726
Analog Devices, Inc.	17,566	2,587,999
Automatic Data Processing, Inc.	20,323	3,355,734
Badger Meter, Inc.	1,395	127,935
Broadridge Financial Solutions, Inc.	5,460	771,553
Cass Information Systems, Inc.	650	26,390
International Business Machines Corp.	42,319	5,040,616
Jack Henry & Associates, Inc.	3,606	522,113
KLA Corp.	7,294	2,042,831
Microchip Technology, Inc.	12,399	1,687,628
Microsoft Corp.	98,824	22,923,215
Oracle Corp.	143,283	8,658,592
QUALCOMM, Inc.	53,877	8,419,897
Texas Instruments, Inc.	43,613	7,226,238
Visa, Inc., Class A	80,516	15,559,717
Xilinx, Inc.	11,629	1,518,398
		87,767,582
Materials-3.48%
Air Products and Chemicals, Inc.	10,460	2,790,310
Albemarle Corp.	5,047	820,945
AptarGroup, Inc.	3,083	409,947
Ashland Global Holdings, Inc.	2,896	231,651
Balchem Corp.	1,541	164,933
Celanese Corp.	5,518	674,024
Eastman Chemical Co.	6,438	633,177
Ecolab, Inc.	13,529	2,766,816
H.B. Fuller Co.	2,498	127,123
Hawkins, Inc.	481	26,421
International Flavors & Fragrances, Inc.(b)	5,069	569,654
International Paper Co.	18,630	937,275
Nucor Corp.	14,355	699,519
PPG Industries, Inc.	11,227	1,512,389
Quaker Chemical Corp.	887	232,509
Royal Gold, Inc.	3,123	333,786
RPM International, Inc.	6,188	510,324
Scotts Miracle-Gro Co. (The)	2,678	592,936
Sensient Technologies Corp.	1,992	140,496
Sherwin-Williams Co. (The)	4,343	3,004,488

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Silgan Holdings, Inc.	5,233	$190,638
Sonoco Products Co.	4,775	276,520
Stepan Co.	1,095	123,385
Westlake Chemical Corp.	6,088	465,489
		18,234,755
Real Estate-1.67%
Digital Realty Trust, Inc.	13,291	1,913,239
Equity LifeStyle Properties, Inc.	8,628	524,927
Essex Property Trust, Inc.	3,105	743,989
Federal Realty Investment Trust	3,575	313,027
National Health Investors, Inc.	2,099	136,099
National Retail Properties, Inc.	8,247	321,633
Omega Healthcare Investors, Inc.	10,812	391,611
Realty Income Corp.	16,649	983,290
Simon Property Group, Inc.	15,619	1,451,474
UDR, Inc.	14,019	539,031
Universal Health Realty Income Trust	621	37,061
Ventas, Inc.	17,795	819,816
WP Carey, Inc.	8,320	552,448
		8,727,645
Utilities-6.82%
Alliant Energy Corp.	11,838	575,919
American Electric Power Co., Inc.	23,535	1,904,217
American States Water Co.	1,746	134,896
American Water Works Co., Inc.	8,585	1,365,187
Atmos Energy Corp.	6,006	534,534
Avista Corp.	3,264	122,335
Black Hills Corp.	2,994	177,005
Brookfield Infrastructure Partners L.P. (Canada)	14,059	733,458
California Water Service Group	2,329	127,257
CenterPoint Energy, Inc.	25,883	545,872
Chesapeake Utilities Corp.	870	88,244
CMS Energy Corp.	13,569	771,805
Consolidated Edison, Inc.	15,922	1,126,959
Dominion Energy, Inc.	38,761	2,825,289
DTE Energy Co.	9,222	1,094,836
Duke Energy Corp.	34,913	3,281,822
Edison International	17,973	1,045,310
Essential Utilities, Inc.	11,636	538,747
Evergy, Inc.	10,804	580,499
Eversource Energy	16,281	1,424,587
MDU Resources Group, Inc.	9,536	250,701
MGE Energy, Inc.	1,713	109,084
Middlesex Water Co.	870	69,252
National Fuel Gas Co.	4,349	175,091
	Shares	Value
Utilities-(continued)
New Jersey Resources Corp.	4,582	$160,416
NextEra Energy, Inc.	93,028	7,523,174
Northwest Natural Holding Co.	1,461	68,243
NorthWestern Corp.	2,363	128,713
OGE Energy Corp.	9,513	290,337
Portland General Electric Co.	4,283	181,128
PPL Corp.	36,478	1,009,346
SJW Group	1,370	90,653
South Jersey Industries, Inc.	4,783	110,487
Southern Co. (The)	50,178	2,956,488
Southwest Gas Holdings, Inc.	2,711	162,551
Spire, Inc.	2,492	152,485
UGI Corp.	9,892	356,013
WEC Energy Group, Inc.	14,964	1,330,300
Xcel Energy, Inc.	24,928	1,595,143
York Water Co. (The)	588	25,543
		35,743,926
Total Common Stocks & Other Equity Interests (Cost $415,411,232)		523,957,318
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $11,205)	11,205	11,205
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $415,422,437)		523,968,523
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.13%
Invesco Private Government Fund, 0.01%(c)(d)(e)	281,771	281,771
Invesco Private Prime Fund, 0.11%(c)(d)(e)	425,694	425,864
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $707,635)		707,635
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $416,130,072)		524,676,158
OTHER ASSETS LESS LIABILITIES-(0.10)%		(537,896)
NET ASSETS-100.00%		$524,138,262

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Ltd.	$121,585	$1,378	$(95,611)	$292,422	$(319,774)	$-	$2,196
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,316,377	$(6,305,172)	$-	$-	$11,205	$30
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	6,159,556	(6,159,556)	-	-	-	90
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,967,874	4,029,814	(5,715,917)	-	-	281,771	113*
Invesco Private Prime Fund	-	1,697,620	(1,271,808)	-	52	425,864	143*
Total	$2,089,459	$18,204,745	$(19,548,064)	$292,422	$(319,722)	$718,840	$2,572

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-4.56%
Verizon Communications, Inc.	70,522	$3,861,079
Consumer Discretionary-6.34%
Home Depot, Inc. (The)	7,739	2,095,876
McDonald’s Corp.	10,913	2,268,158
NIKE, Inc., Class B	7,541	1,007,402
		5,371,436
Consumer Staples-16.75%
Coca-Cola Co. (The)	65,879	3,172,074
Procter & Gamble Co. (The)	16,815	2,155,851
Walgreens Boots Alliance, Inc.	143,978	7,234,894
Walmart, Inc.	11,561	1,624,205
		14,187,024
Energy-8.08%
Chevron Corp.	80,368	6,847,354
Financials-15.94%
American Express Co.	16,641	1,934,683
Goldman Sachs Group, Inc. (The)	12,340	3,346,238
JPMorgan Chase & Co.	36,117	4,647,174
Travelers Cos., Inc. (The)	26,249	3,577,739
		13,505,834
Health Care-11.74%
Amgen, Inc.	10,553	2,547,811
Johnson & Johnson	18,098	2,952,326
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	34,411	$2,652,056
UnitedHealth Group, Inc.	5,391	1,798,330
		9,950,523
Industrials-11.76%
3M Co.	22,051	3,873,479
Caterpillar, Inc.	19,119	3,495,718
Honeywell International, Inc.	13,272	2,592,950
		9,962,147
Information Technology-17.07%
Apple, Inc.	5,741	757,582
Cisco Systems, Inc.	86,885	3,873,333
Intel Corp.	53,409	2,964,734
International Business Machines Corp.	44,222	5,267,282
Microsoft Corp.	4,504	1,044,748
Visa, Inc., Class A	2,866	553,855
		14,461,534
Materials-7.75%
Dow, Inc.	126,470	6,563,793
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $85,761,155)		84,710,724
OTHER ASSETS LESS LIABILITIES-0.01%		6,436
NET ASSETS-100.00%		$84,717,160
Notes to Schedule of Investments:
(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,394,732	$(2,394,732)	$-	$-	$-	$13
Invesco Premier U.S. Government Money Portfolio, Institutional Class	106,166	2,334,214	(2,440,380)	-	-	-	53
Total	$106,166	$4,728,946	$(4,835,112)	$-	$-	$-	$66
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
January 31, 2021
(Unaudited)
	Shares	Value
Preferred Stocks-99.72%
Banks-58.67%
Bank of America Corp.
Series PP, Pfd., 4.13%	183,000	$4,575,000
Series NN, Pfd., 4.38%(b)	926,175	23,478,536
Series LL, Pfd., 5.00%	1,159,039	31,097,016
Series KK, Pfd., 5.38%	1,298,971	35,267,063
Series HH, Pfd., 5.88%	814,946	22,288,773
Series EE, Pfd., 6.00%	806,761	20,548,203
Series GG, Pfd., 6.00%(b)	1,269,334	34,576,658
Citigroup, Inc.
Series S, Pfd., 6.30%(b)	893,357	22,342,859
Series K, Pfd., 6.88%(c)	1,290,786	36,606,691
Series J, Pfd., 7.13%(c)	813,105	22,758,809
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	408,798	10,694,156
Series D, Pfd., 6.35%(c)	272,922	7,437,125
Fifth Third Bancorp
Series K, Pfd., 4.95%	234,904	6,159,183
Series I, Pfd., 6.63%(c)	408,782	11,400,930
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	272,158	7,255,732
First Republic Bank
Series K, Pfd., 4.13%(b)	446,179	11,190,169
Series L, Pfd., 4.25%	51,500	1,287,500
Series J, Pfd., 4.70%(b)	361,953	9,320,290
Series I, Pfd., 5.50%(b)	273,582	7,386,714
Huntington Bancshares, Inc., Series D, Pfd., 6.25%(b)	541,022	13,736,549
JPMorgan Chase & Co.
Series GG, Pfd., 4.75%(b)	827,150	21,671,330
Series DD, Pfd., 5.75%	1,555,450	42,074,922
Series EE, Pfd., 6.00%	1,696,195	46,424,857
Series AA, Pfd., 6.10%(b)	1,297,323	32,952,004
Series BB, Pfd., 6.15%(b)	1,051,827	26,716,406
KeyCorp
Series G, Pfd., 5.63%(b)	405,385	10,985,934
Series F, Pfd., 5.65%	384,683	10,263,342
Series E, Pfd., 6.13%(c)	460,381	12,876,857
People’s United Financial, Inc., Series A, Pfd., 5.63%(c)	230,402	6,554,937
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(c)	1,348,422	35,598,341
Regions Financial Corp.
Series C, Pfd., 5.70%(c)	457,670	13,112,245
Series A, Pfd., 6.38%	450,605	11,688,694
Series B, Pfd., 6.38%(c)	445,017	12,473,827
Signature Bank, Series A, Pfd., 5.00%	656,820	16,709,501
SVB Financial Group, Series A, Pfd., 5.25%	322,173	8,621,349
Synovus Financial Corp., Series E, Pfd., 5.88%(b)(c)	319,489	8,562,305
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	857,101	22,447,475
Series F, Pfd., 5.20%	405,499	10,267,235
Series G, Pfd., 5.20%	451,679	11,436,512
Series O, Pfd., 5.25%(b)	533,492	14,644,355
Series H, Pfd., 5.63%(b)	421,814	10,836,402
U.S. Bancorp
Series L, Pfd., 3.75%(b)	448,670	10,992,415
Series M, Pfd., 4.00%	194,000	4,782,100
Series K, Pfd., 5.50%(b)	518,150	14,124,769
Series F, Pfd., 6.50%(c)	992,101	25,973,204
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series CC, Pfd., 4.38%	194,000	$4,791,800
Series AA, Pfd., 4.70%	978,888	24,667,978
Series Z, Pfd., 4.75%(b)	1,886,647	47,203,908
Series O, Pfd., 5.13%(b)	142,315	3,590,607
Pfd., 5.20%(b)	965,181	24,312,909
Series P, Pfd., 5.25%(b)	591,909	14,945,702
Series X, Pfd., 5.50%(b)	1,100,442	28,435,421
Series Y, Pfd., 5.63%	660,726	17,231,734
Series W, Pfd., 5.70%(b)	861,788	21,803,236
Series Q, Pfd., 5.85%(c)	1,597,714	42,291,490
Series R, Pfd., 6.63%(c)	815,121	23,426,578
		1,034,900,637
Capital Markets-14.10%
Charles Schwab Corp. (The)
Series D, Pfd., 5.95%	675,134	17,445,463
Series C, Pfd., 6.00%	543,091	13,886,837
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)(c)	923,532	24,335,068
Series N, Pfd., 6.30%(b)	620,988	15,766,885
Series K, Pfd., 6.38%(b)(c)	648,108	18,503,484
KKR & Co., Inc., Series A, Pfd., 6.75%(b)	316,027	8,150,336
Morgan Stanley
Series L, Pfd., 4.88%(b)	447,113	11,750,130
Series K, Pfd., 5.85%(c)	917,647	26,244,704
Series I, Pfd., 6.38%(c)	918,072	26,036,522
Series F, Pfd., 6.88%(c)	777,080	21,983,593
Series E, Pfd., 7.13%(c)	788,241	22,724,988
Northern Trust Corp., Series E, Pfd., 4.70%	363,293	9,736,252
State Street Corp.
Series G, Pfd., 5.35%(c)	453,766	12,955,019
Series D, Pfd., 5.90%(c)	675,526	19,151,162
		248,670,443
Consumer Finance-6.13%
Capital One Financial Corp.
Series J, Pfd., 4.80%	1,136,211	28,802,949
Series I, Pfd., 5.00%	1,369,246	35,778,398
Series G, Pfd., 5.20%(b)	529,784	13,663,129
Series H, Pfd., 6.00%(b)	450,369	11,844,705
Synchrony Financial, Series A, Pfd., 5.63%(b)	679,410	18,051,924
		108,141,105
Diversified Financial Services-2.10%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	144,134	3,599,026
Series A, Pfd., 5.25%(b)	727,851	18,975,075
PartnerRe Ltd., Series H, Pfd., 7.25% (Bermuda)(b)	268,165	6,905,249
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	271,280	7,541,584
		37,020,934
Insurance-17.63%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	274,946	7,341,058
Series H, Pfd., 5.10%	1,066,059	28,517,078
Series G, Pfd., 5.63%(b)	519,554	14,277,344
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	363,672	9,310,003
Series B, Pfd., 6.63%(b)(c)	270,786	7,243,525
American International Group, Inc., Series A, Pfd., 5.85%(b)	450,785	12,554,362
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Insurance-(continued)
Arch Capital Group Ltd.
Series E, Pfd., 5.25%(b)	408,737	$10,504,541
Series F, Pfd., 5.45%	300,238	7,980,326
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	227,625	5,959,223
Pfd., 5.63% (Bermuda)(b)	230,773	5,972,405
Pfd., 5.95% (Bermuda)(c)	252,462	6,672,571
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	519,854	12,996,350
Series B, Pfd., 5.63%(b)	314,967	8,343,476
Series A, Pfd., 6.35%(b)(c)	797,659	22,829,001
Series C, Pfd., 6.38%(c)	560,431	15,423,061
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	496,505	12,745,283
Brighthouse Financial, Inc.
Series C, Pfd., 5.38%(b)	477,974	12,260,033
Series A, Pfd., 6.60%(b)	422,287	11,410,195
Series B, Pfd., 6.75%(b)	361,227	9,951,804
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	363,440	10,183,589
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	313,896	8,751,420
MetLife, Inc.
Series F, Pfd., 4.75%	897,448	23,333,648
Series E, Pfd., 5.63%(b)	732,522	20,210,282
Prudential PLC
Pfd., 6.50% (United Kingdom)	274,143	7,275,755
Pfd., 6.75% (United Kingdom)(b)	226,158	6,128,882
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)	250,744	6,391,465
Series F, Pfd., 5.75% (Bermuda)(b)	230,609	6,376,339
		310,943,019
Thrifts & Mortgage Finance-0.75%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	464,466	13,325,529
	Shares	Value
Trading Companies & Distributors-0.34%
Air Lease Corp., Series A, Pfd., 6.15%(c)	229,427	$5,953,631
Total Preferred Stocks (Cost $1,721,443,172)		1,758,955,298

Money Market Funds-1.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $22,244,754)	22,244,754	22,244,754
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.98% (Cost $1,743,687,926)		1,781,200,052
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.57%
Invesco Private Government Fund, 0.01%(d)(e)(f)	11,103,099	11,103,099
Invesco Private Prime Fund, 0.11%(d)(e)(f)	16,647,989	16,654,649
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,757,487)		27,757,748
TOTAL INVESTMENTS IN SECURITIES-102.55% (Cost $1,771,445,413)		1,808,957,800
OTHER ASSETS LESS LIABILITIES-(2.55)%		(44,950,532)
NET ASSETS-100.00%		$1,764,007,268

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$101,334,175	$(79,089,421)	$-	$-	$22,244,754	$645
Invesco Premier U.S. Government Money Portfolio, Institutional Class	11,370,877	56,260,781	(67,631,658)	-	-	-	2,719
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,115,317	$143,865,000	$(147,877,218)	$-	$-	$11,103,099	$2,647*
Invesco Private Prime Fund	-	86,492,102	(69,838,930)	261	1,216	16,654,649	5,235*
Total	$26,486,194	$387,952,058	$(364,437,227)	$261	$1,216	$50,002,502	$11,246

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Air Freight & Logistics-0.88%
United Parcel Service, Inc., Class B	41,905	$6,495,275
Banks-8.90%
Bank OZK	393,595	14,625,990
Comerica, Inc.	319,427	18,271,225
People’s United Financial, Inc.	1,331,390	18,186,787
United Bankshares, Inc.	466,440	14,767,490
		65,851,492
Capital Markets-4.41%
Franklin Resources, Inc.	637,363	16,756,273
Lazard Ltd., Class A	385,558	15,884,990
		32,641,263
Chemicals-1.12%
Eastman Chemical Co.	84,400	8,300,740
Containers & Packaging-1.73%
International Paper Co.	253,793	12,768,326
Diversified Telecommunication Services-4.48%
AT&T, Inc.	763,783	21,867,107
Verizon Communications, Inc.	205,351	11,242,967
		33,110,074
Electric Utilities-9.24%
Duke Energy Corp.	134,865	12,677,310
Edison International	205,552	11,954,904
OGE Energy Corp.	452,860	13,821,287
PPL Corp.	622,256	17,217,824
Southern Co. (The)	215,208	12,680,055
		68,351,380
Food & Staples Retailing-2.64%
Walgreens Boots Alliance, Inc.	388,309	19,512,527
Food Products-4.09%
Archer-Daniels-Midland Co.	176,526	8,828,065
Bunge Ltd.	175,068	11,456,450
Kellogg Co.	169,178	9,971,351
		30,255,866
Gas Utilities-5.36%
National Fuel Gas Co.	315,110	12,686,329
South Jersey Industries, Inc.	675,911	15,613,544
UGI Corp.	315,510	11,355,205
		39,655,078
Health Care Providers & Services-1.43%
Cardinal Health, Inc.	196,673	10,567,240
Hotels, Restaurants & Leisure-1.80%
Wyndham Destinations, Inc.	300,190	13,280,406
Household Durables-1.45%
Leggett & Platt, Inc.	261,020	10,701,820
	Shares	Value
Industrial Conglomerates-1.42%
3M Co.	59,726	$10,491,469
Insurance-10.51%
Mercury General Corp.	363,990	19,295,110
Old Republic International Corp.	738,342	13,363,990
Principal Financial Group, Inc.	256,571	12,641,253
Prudential Financial, Inc.	219,553	17,186,609
Unum Group	658,037	15,286,200
		77,773,162
IT Services-2.08%
International Business Machines Corp.	129,384	15,410,928
Media-3.82%
John Wiley & Sons, Inc., Class A	347,220	15,836,704
Omnicom Group, Inc.	198,571	12,386,859
		28,223,563
Metals & Mining-1.12%
Nucor Corp.	169,463	8,257,932
Multi-Utilities-6.30%
Avista Corp.	349,188	13,087,566
CenterPoint Energy, Inc.	417,770	8,810,769
Consolidated Edison, Inc.	159,566	11,294,082
Dominion Energy, Inc.	184,175	13,424,516
		46,616,933
Oil, Gas & Consumable Fuels-11.03%
Chevron Corp.	206,041	17,554,693
Exxon Mobil Corp.	726,262	32,565,588
ONEOK, Inc.	790,018	31,466,417
		81,586,698
Personal Products-1.34%
Nu Skin Enterprises, Inc., Class A	171,611	9,931,129
Road & Rail-1.64%
Ryder System, Inc.	193,603	12,117,612
Thrifts & Mortgage Finance-2.67%
Northwest Bancshares, Inc.	1,551,045	19,775,824
Tobacco-9.05%
Altria Group, Inc.	646,546	26,560,110
Philip Morris International, Inc.	249,076	19,838,903
Universal Corp.	448,411	20,568,613
		66,967,626
Trading Companies & Distributors-1.38%
MSC Industrial Direct Co., Inc., Class A	131,217	10,178,503
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $696,694,306)		738,822,866
OTHER ASSETS LESS LIABILITIES-0.11%		820,987
NET ASSETS-100.00%		$739,643,853
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Ltd.	$14,366,075	$-	$(11,153,997)	$14,797,760	$(18,009,838)	$-	$258,323
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	12,464,735	(12,464,735)	-	-	-	70
Invesco Premier U.S. Government Money Portfolio, Institutional Class	40,130	15,995,015	(16,035,145)	-	-	-	229
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,705,063	22,925,037	(37,630,100)	-	-	-	128*
Invesco Private Prime Fund	-	17,538,435	(17,538,435)	-	-	-	48*
Total	$29,111,268	$68,923,222	$(94,822,412)	$14,797,760	$(18,009,838)	$-	$258,798

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Bermuda-4.20%
Hoegh LNG Partners L.P.(a)(b)	1,496,195	$21,979,105
Brazil-1.92%
Banco Bradesco S.A., ADR	2,217,303	10,066,556
Canada-55.54%
Algonquin Power & Utilities Corp.	658,960	10,951,915
Bank of Montreal(b)	162,878	12,103,464
Bank of Nova Scotia (The)(b)	307,758	16,400,424
BCE, Inc.	354,723	15,040,255
Brookfield Asset Management, Inc., Class A	80,268	3,117,609
Brookfield Infrastructure Partners L.P.	213,711	11,149,303
Brookfield Renewable Partners L.P.	176,236	7,983,491
Canadian Imperial Bank of Commerce(b)	165,484	14,095,927
Canadian National Railway Co.	40,370	4,084,233
Canadian Natural Resources Ltd.	635,570	14,351,171
Enbridge, Inc.	638,577	21,456,187
Fortis, Inc.	243,819	9,857,602
Franco-Nevada Corp.	15,707	1,874,316
Imperial Oil Ltd.	599,973	11,411,487
Magna International, Inc.	116,084	8,154,901
Manulife Financial Corp.	786,154	14,213,664
Methanex Corp.(b)	124,166	4,111,136
Open Text Corp.	101,433	4,543,184
Pembina Pipeline Corp.	781,893	20,563,786
Ritchie Bros. Auctioneers, Inc.	44,385	2,614,720
Royal Bank of Canada(b)	129,807	10,497,492
Stantec, Inc.	134,973	4,791,542
Sun Life Financial, Inc.	227,525	10,525,307
Suncor Energy, Inc.	1,035,884	17,330,339
TC Energy Corp.	331,795	14,243,959
TELUS Corp.(b)	637,150	13,144,405
Toronto-Dominion Bank (The)	218,465	12,362,934
		290,974,753
Colombia-2.20%
Bancolombia S.A., ADR(b)	327,028	11,508,115
France-1.66%
Sanofi, ADR	184,487	8,709,631
Germany-1.62%
Fresenius Medical Care AG & Co. KGaA, ADR(b)	109,600	4,413,592
SAP SE, ADR	32,362	4,084,084
		8,497,676
Greece-4.85%
GasLog Partners L.P.(a)	7,586,919	25,416,179
India-1.26%
Infosys Ltd., ADR	339,088	5,723,806
Reliance Industries Ltd., GDR(c)	17,406	882,484
		6,606,290
	Shares	Value
Mexico-1.10%
America Movil S.A.B. de C.V., Class L, ADR	437,844	$5,783,919
Netherlands-0.42%
ASML Holding N.V., New York Shares	4,073	2,175,634
Peru-2.92%
Credicorp Ltd.	101,592	15,272,325
Russia-4.24%
Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR(c)	796,845	22,216,039
Switzerland-4.19%
ABB Ltd., ADR(b)	325,470	9,604,620
Logitech International S.A.(b)	29,349	3,079,297
Novartis AG, ADR	102,405	9,264,580
		21,948,497
Taiwan-1.14%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49,176	5,975,867
United Kingdom-7.38%
Diageo PLC, ADR	40,526	6,495,102
Linde PLC	15,684	3,848,854
National Grid PLC, ADR	267,315	15,525,655
Prudential PLC, ADR(b)	176,470	5,636,452
RELX PLC, ADR(b)	288,437	7,159,006
		38,665,069
United States-5.32%
Amdocs Ltd.	80,147	5,659,981
Brookfield Property Partners L.P.	1,305,253	22,228,459
		27,888,440
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $493,345,024)		523,684,095
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.33%
Invesco Private Government Fund, 0.01%(a)(d)(e)	15,371,727	15,371,727
Invesco Private Prime Fund, 0.11%(a)(d)(e)	23,048,371	23,057,591
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,429,317)		38,429,318
TOTAL INVESTMENTS IN SECURITIES-107.29% (Cost $531,774,341)		562,113,413
OTHER ASSETS LESS LIABILITIES-(7.29)%		(38,207,092)
NET ASSETS-100.00%		$523,906,321
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,825,907	$(10,825,907)	$-	$-	$-	$29
Invesco Premier U.S. Government Money Portfolio, Institutional Class	311,171	12,893,632	(13,204,803)	-	-	-	104
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,685,697	386,269,726	(420,583,696)	-	-	15,371,727	7,542*
Invesco Private Prime Fund	-	241,584,535	(218,530,750)	1	3,805	23,057,591	13,307*
Investments in Other Affiliates:
GasLog Partners L.P.	41,528,579	13,875,690	(14,746,120)	(6,470,922)	(8,771,048)	25,416,179	-
Hoegh LNG Partners L.P.**	23,976,524	4,720,133	(11,964,312)	5,862,305	(615,545)	21,979,105	3,161,996
Total	$115,501,971	$670,169,623	$(689,855,588)	$(608,616)	$(9,382,788)	$85,824,602	$3,182,978

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of January 31, 2021, this security was not considered as an affiliate of the Fund.

(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $23,098,523, which represented 4.41% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of January 31, 2021, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,012,595,110	$-	$-	$1,012,595,110
Money Market Funds	346,183	5,955,409	-	6,301,592
Total Investments	$1,012,941,293	$5,955,409	$-	$1,018,896,702
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$523,957,318	$-	$-	$523,957,318
Money Market Funds	11,205	707,635	-	718,840
Total Investments	$523,968,523	$707,635	$-	$524,676,158
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$1,758,955,298	$-	$-	$1,758,955,298
Money Market Funds	22,244,754	27,757,748	-	50,002,502
Total Investments	$1,781,200,052	$27,757,748	$-	$1,808,957,800
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$523,684,095	$-	$-	$523,684,095
Money Market Funds	-	38,429,318	-	38,429,318
Total Investments	$523,684,095	$38,429,318	$-	$562,113,413
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.